Partners' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Partners' Capital Notes [Abstract]
Share-based Compensation, Activity

Equity-based compensation expense recognized in the consolidated statements of operations and comprehensive income within “Selling, General and Administrative Expense” for the applicable periods was as follows:

	Years Ended December 31,
(In thousands)	2017	2016	2015
Awards Payable in Cash or Equity
Phantom units	$—	$—	$788
Performance units	507	4,586	8,041
Deferred units	627	993	794
Awards Payable in Equity
Performance units	8,822	7,519	3,677
Restricted units	4,612	3,856	4,075
Unit Options	—	5	580

Total equity-based compensation expense	$14,568	$16,959	$17,955

Schedule of Share-based Compensation, Stock Options, Activity

Deferred Units

(In thousands, except per unit amounts)	Number of Units	Weighted Average Grant Date Fair Value Per Unit
Outstanding deferred units at December 31, 2016	35	$53.51
Granted(1)	9	$62.71
Forfeited	—	$—
Vested	—	$—

Outstanding deferred units at December 31, 2017	44	$55.41

(1)	Includes 2 distribution-equivalent units.

A summary of unit option activity and vested unit options outstanding for the years ended December 31, 2017 and December 31, 2016 is as follows:

	2017		2016
(In thousands, except per unit amounts)	Unit Options	Weighted Average Exercise Price	Unit Options	Weighted Average Exercise Price
Outstanding, beginning of year	400	$34.42	507	$34.50
Exercised	(20)	31.85	(107)	34.80
Forfeited	(6)	35.05	—	—

Outstanding, end of year	374	$34.55	400	$34.42

Options exercisable, end of year	374	$34.55	400	$34.42

Weighted Average Remaining Contractual Life	4.9 years
Aggregate intrinsic value	$11,373

Performance Units

(In thousands, except per unit amounts)	Number of Units	Weighted Average Grant Date Fair Value Per Unit
Unvested performance units at December 31, 2016	488	$55.32
Granted(1)	112	$61.79
Forfeited	(6)	$56.78
Vested	(62)	$50.95

Unvested performance units at December 31, 2017	532	$57.18

(1)	Includes 20 forfeitable distribution-equivalent units.

Schedule of Nonvested Restricted Stock Units Activity

Restricted Units

(In thousands, except per unit amounts)	Number of Units	Weighted Average Grant Date Fair Value Per Unit
Unvested restricted units at December 31, 2016	225	$57.09
Granted	98	$63.12
Forfeited	(3)	$57.53
Vested	(68)	$55.93

Unvested restricted units at December 31, 2017	252	$59.75